Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.3%
	BASIC MATERIALS — 1.8%
4,151	Celanese Corp.	$419,874
7,132	International Paper Co.[1]	258,677
1,593	PPG Industries, Inc.	191,797
		870,348
	COMMUNICATIONS — 17.1%
505	Alphabet, Inc. - Class A*	822,913
168	Alphabet, Inc. - Class C*	274,542
520	Amazon.com, Inc.*	1,794,499
10,498	Ciena Corp.*	595,971
6,898	Cisco Systems, Inc.	291,234
2,140	Etsy, Inc.*,1	256,158
3,395	Expedia Group, Inc.	333,219
3,955	Facebook, Inc. - Class A*	1,159,606
3,395	Nice Ltd. - ADR*,1,2	780,341
3,862	T-Mobile US, Inc.*	450,618
1,239	VeriSign, Inc.*	266,137
3,550	Verizon Communications, Inc.	210,409
18,063	ViacomCBS, Inc.[1]	503,055
3,831	Walt Disney Co.	505,194
		8,243,896
	CONSUMER, CYCLICAL — 8.3%
5,979	Best Buy Co., Inc.	663,131
3,338	Home Depot, Inc.	951,464
3,581	NIKE, Inc. - Class B	400,678
12,582	PulteGroup, Inc.	561,031
5,481	Starbucks Corp.	462,980
12,426	Univar Solutions, Inc.*	226,029
5,241	Walmart, Inc.	727,713
		3,993,026
	CONSUMER, NON-CYCLICAL — 24.7%
3,613	AbbVie, Inc.	346,017
2,286	Amedisys, Inc.*	552,983
2,242	Amgen, Inc.	567,943
4,017	Baxter International, Inc.	349,760
6,509	Bristol-Myers Squibb Co.	404,860

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,271	Cintas Corp.[1]	$423,548
4,360	Coca-Cola Co.	215,951
5,668	Colgate-Palmolive Co.	449,246
3,519	CVS Health Corp.	218,600
2,803	Danaher Corp.	578,735
4,204	Edwards Lifesciences Corp.*	360,871
2,305	Gilead Sciences, Inc.	153,859
3,675	Hershey Co.	546,252
4,547	Johnson & Johnson	697,555
1,837	Laboratory Corp. of America Holdings*	322,853
10,838	Merck & Co., Inc.	924,156
1,308	Molina Healthcare, Inc.*	241,941
1,504	Moody's Corp.[1]	443,139
2,122	PayPal Holdings, Inc.*	433,185
6,291	PepsiCo, Inc.[1]	881,118
4,734	Pfizer, Inc.	178,898
7,007	Procter & Gamble Co.	969,278
1,557	Stryker Corp.[1]	308,535
2,896	Sysco Corp.[1]	174,165
2,572	UnitedHealth Group, Inc.	803,879
1,146	Vertex Pharmaceuticals, Inc.*	319,872
		11,867,199
	ENERGY — 1.8%
5,886	Chevron Corp.[1]	494,012
3,083	Diamondback Energy, Inc.	120,114
9,405	Royal Dutch Shell PLC - Class B - ADR[2]	264,280
		878,406
	FINANCIAL — 12.0%
6,851	American Express Co.	695,993
2,790	Ameriprise Financial, Inc.	437,472
1,433	Assurant, Inc.	174,195
26,502	Bank of America Corp.	682,161
445	BlackRock, Inc.	264,415
2,709	Crown Castle International Corp. - REIT	442,244
4,298	Equity LifeStyle Properties, Inc. - REIT	284,914
11,616	Hartford Financial Services Group, Inc.	469,867

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,678	JPMorgan Chase & Co.	$268,309
20,461	KeyCorp	252,080
4,827	Marsh & McLennan Cos., Inc.[1]	554,671
8,813	MetLife, Inc.	338,948
2,772	Mid-America Apartment Communities, Inc. - REIT	324,657
7,128	State Street Corp.	485,346
3,145	Western Alliance Bancorp	111,018
		5,786,290
	INDUSTRIAL — 6.5%
3,613	Caterpillar, Inc.	514,166
2,473	FedEx Corp.	543,664
3,114	Honeywell International, Inc.[1]	515,523
2,065	Lockheed Martin Corp.	805,887
4,578	MasTec, Inc.*,1	211,549
2,834	Republic Services, Inc.	262,768
2,647	Tetra Tech, Inc.[1]	244,345
		3,097,902
	TECHNOLOGY — 24.2%
3,722	Accenture PLC - Class A2	893,019
4,001	Advanced Micro Devices, Inc.*,1	363,371
2,080	ANSYS, Inc.*,1	705,141
14,576	Apple, Inc.	1,880,887
6,446	Applied Materials, Inc.	397,073
1,451	CACI International, Inc. - Class A*	339,810
3,831	Cadence Design Systems, Inc.*	424,896
9,997	Dropbox, Inc. - Class A*	211,636
6,390	Fortinet, Inc.*	843,512
5,543	Intel Corp.	282,416
997	Intuit, Inc.	344,354
2,523	Manhattan Associates, Inc.*	245,362
7,315	Microsoft Corp.	1,649,752
1,806	NVIDIA Corp.	966,174
3,915	Skyworks Solutions, Inc.	567,088
3,853	Synaptics, Inc.*	328,776
3,650	Synopsys, Inc.*	807,745

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
2,725	Texas Instruments, Inc.	$387,359
		11,638,371
	UTILITIES — 2.9%
5,574	American Electric Power Co., Inc.[1]	439,398
3,581	American States Water Co.	272,443
5,658	California Water Service Group	256,534
4,920	Hawaiian Electric Industries, Inc.	170,281
4,889	Southern Co.[1]	255,108
		1,393,764
	TOTAL COMMON STOCKS
	(Cost $34,531,834)	47,769,202
	SHORT-TERM INVESTMENTS — 14.4%

Units
COLLATERAL FOR SECURITIES LOANED — 13.7%
6,592,960	Securities Lending Fund II, LLC [3]	6,592,960

Principal Amount
$352,760	UMB Money Market Fiduciary, 0.01% [4]	352,760
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,945,720)	6,945,720
	TOTAL INVESTMENTS — 113.7%
	(Cost $41,477,554)	54,714,922
	Liabilities in Excess of Other Assets — (13.7)%	(6,600,809)
	TOTAL NET ASSETS — 100.0%	$48,114,113

ADR	— American Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts
US	— United States

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $6,454,535 at August 31, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.